Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
10.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2021	2022

Payroll payable	$1,046	$1,884
Value added taxes and other taxes payable	144	993
Subscription amount received for unvested restricted shares	1,318	913
Technical service fee payable	-	438
Other accrued expenses	379	621
	$2,887	$4,849